Significant restructuring transaction, mergers and acquisitions and equity investments- SCMP (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 HKD ($)	Apr. 30, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Acquisition
Cash consideration			¥ 17,300	¥ 41,836	¥ 3,055
The allocation of the purchase price at the date of acquisition
Goodwill				¥ 125,420	¥ 81,645	$ 25,850	¥ 162,149
SCMP and other media businesses
Acquisition
Cash consideration	$ 2,134	¥ 1,780
The allocation of the purchase price at the date of acquisition
Net assets acquired		800
Goodwill		529
Deferred tax assets		1
Deferred tax liabilities		(109)
Total		¥ 1,780
Estimated amortization periods	3 years	3 years
Weighted average amortization period	3 years	3 years
SCMP and other media businesses | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 378
SCMP and other media businesses | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		166
SCMP and other media businesses | Others
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 15